Treasury Shares (Details) - USD ($) $ in Millions	Jun. 07, 2024	May 23, 2022
Treasury Stock, Value [Abstract]
Share repurchase program, authorized (in shares)	7,500,000	5,000,000
Share repurchase program, authorized amount		$ 5.0
Share repurchase program, increase in authorized (in shares)	2,500,000